Risk Management (Details 16) - BRL (R$) R$ in Thousands		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Assets
Cash and balances with banks		R$ 109,610,999	R$ 107,209,743
Financial assets at fair value through profit or loss	[1]	249,759,777	246,161,150
Financial assets at fair value through other comprehensive income		192,450,010	178,050,536	[2]
Loans and advances to customers, net of impairment		423,528,716	380,387,076
Loans and advances to banks, net of impairment	[3]	59,083,791	105,248,950
Securities, net of provision for losses	[3]	166,918,360	140,604,738
Other financial assets	[4]	56,101,781	43,893,309
Total financial assets		1,257,453,434	1,201,555,502
Liabilities
Deposits from banks		227,819,611	247,313,979
Deposits from customers	[5]	366,227,540	340,748,196
Funds from issuance of securities		170,727,564	148,029,018		R$ 135,174,090
Subordinated debt		49,313,508	53,643,444		R$ 50,179,401
Other financial liabilities	[6]	79,121,127	62,598,235
Financial liabilities at fair value through profit or loss		14,244,083	16,152,087
Provision for Expected Credit Loss
Loan Commitments		2,318,404	2,551,676
Financial guarantees		1,970,321	719,216
Insurance technical provisions and pension plans	[5]	268,302,691	251,578,287
Total financial liabilities		1,180,044,849	1,123,334,138
Current
Assets
Total financial assets		793,613,145	539,399,371
Provision for Expected Credit Loss
Total financial liabilities		823,582,682	801,871,600
Current | 1 to 30 days
Assets
Cash and balances with banks		109,610,999	107,209,743
Financial assets at fair value through profit or loss		238,533,342	3,129,166
Financial assets at fair value through other comprehensive income		10,143,306	17,262,976
Loans and advances to customers, net of impairment		58,050,113	62,060,766
Loans and advances to banks, net of impairment		48,010,255	32,770,492
Securities, net of provision for losses		34,408,860	1,040,454
Other financial assets	[4]	42,308,091	29,524,094
Total financial assets		541,064,966	252,997,691
Liabilities
Deposits from banks		174,921,285	193,135,637
Deposits from customers	[5]	163,312,671	154,046,665
Funds from issuance of securities		5,533,584	2,598,083
Subordinated debt		2,079	7,059
Other financial liabilities	[6]	49,689,795	38,764,438
Financial liabilities at fair value through profit or loss		2,940,618	15,066,551
Provision for Expected Credit Loss
Loan Commitments		0	0
Financial guarantees		0	0
Insurance technical provisions and pension plans	[5]	228,230,978	216,282,259
Total financial liabilities		624,631,010	619,900,692
Current | 31 to 180 days
Assets
Cash and balances with banks		0	0
Financial assets at fair value through profit or loss		1,656,694	3,917,446
Financial assets at fair value through other comprehensive income		21,137,632	44,288,649
Loans and advances to customers, net of impairment		106,578,634	92,247,120
Loans and advances to banks, net of impairment		5,636,401	68,354,830
Securities, net of provision for losses		21,261,680	2,361,956
Other financial assets	[4]	115,534	134,393
Total financial assets		156,386,575	211,304,394
Liabilities
Deposits from banks		21,892,194	20,377,472
Deposits from customers	[5]	20,878,485	15,639,175
Funds from issuance of securities		37,545,964	29,410,415
Subordinated debt		38,097	149,894
Other financial liabilities	[6]	13,312,723	11,790,526
Financial liabilities at fair value through profit or loss		794,723	373,896
Provision for Expected Credit Loss
Loan Commitments		0	0
Financial guarantees		0	0
Insurance technical provisions and pension plans	[5]	2,373,787	2,347,327
Total financial liabilities		96,835,973	80,088,705
Current | 181 to 360 days
Assets
Cash and balances with banks		0	0
Financial assets at fair value through profit or loss		697,750	5,425,013
Financial assets at fair value through other comprehensive income		9,604,834	14,212,201
Loans and advances to customers, net of impairment		66,089,533	52,642,217
Loans and advances to banks, net of impairment		3,219,405	1,831,146
Securities, net of provision for losses		16,049,734	855,476
Other financial assets	[4]	500,348	131,233
Total financial assets		96,161,604	75,097,286
Liabilities
Deposits from banks		11,484,874	13,489,852
Deposits from customers	[5]	41,249,228	42,076,109
Funds from issuance of securities		43,156,796	34,192,057
Subordinated debt		281,141	6,305,187
Other financial liabilities	[6]	4,436,523	4,717,811
Financial liabilities at fair value through profit or loss		471,835	162,153
Provision for Expected Credit Loss
Loan Commitments		0	0
Financial guarantees		0	0
Insurance technical provisions and pension plans	[5]	1,035,302	939,034
Total financial liabilities		102,115,699	101,882,203
Non-current
Assets
Total financial assets		463,840,289	662,156,131
Provision for Expected Credit Loss
Total financial liabilities		356,462,167	321,462,538
Non-current | 1 to 5 years
Assets
Cash and balances with banks		0	0
Financial assets at fair value through profit or loss		6,739,576	164,553,949
Financial assets at fair value through other comprehensive income		100,201,043	67,290,177
Loans and advances to customers, net of impairment		149,779,180	124,423,414
Loans and advances to banks, net of impairment		2,217,730	2,292,482
Securities, net of provision for losses		46,629,975	91,922,854
Other financial assets	[4]	10,564,411	11,910,297
Total financial assets		316,131,915	462,393,173
Liabilities
Deposits from banks		19,521,258	15,646,679
Deposits from customers	[5]	140,787,156	128,959,777
Funds from issuance of securities		84,491,220	81,108,678
Subordinated debt		39,432,224	22,492,556
Other financial liabilities	[6]	9,071,260	3,672,499
Financial liabilities at fair value through profit or loss		10,036,907	177,029
Provision for Expected Credit Loss
Loan Commitments		2,318,404	2,551,676
Financial guarantees		1,970,321	719,216
Insurance technical provisions and pension plans	[5]	36,662,624	32,009,667
Total financial liabilities		344,291,374	287,337,777
Non-current | More than 5 years
Assets
Cash and balances with banks		0	0
Financial assets at fair value through profit or loss		2,132,415	61,990,603
Financial assets at fair value through other comprehensive income		41,411,881	24,067,050
Loans and advances to customers, net of impairment		43,031,256	49,013,559
Loans and advances to banks, net of impairment		0	0
Securities, net of provision for losses		48,568,111	44,423,998
Other financial assets	[4]	2,613,397	2,193,292
Total financial assets		137,757,060	181,688,502
Liabilities
Deposits from banks		0	4,664,339
Deposits from customers	[5]	0	26,470
Funds from issuance of securities		0	719,785
Subordinated debt		0	15,434,005
Other financial liabilities	[6]	2,610,826	3,652,961
Financial liabilities at fair value through profit or loss		0	372,458
Provision for Expected Credit Loss
Loan Commitments		0	0
Financial guarantees		0	0
Insurance technical provisions and pension plans	[5]	0	0
Total financial liabilities		2,610,826	24,870,018
Non-current | No stated maturity
Assets
Cash and balances with banks		0	0
Financial assets at fair value through profit or loss		0	7,144,973
Financial assets at fair value through other comprehensive income		9,951,314	10,929,483
Loans and advances to customers, net of impairment		0	0
Loans and advances to banks, net of impairment		0	0
Securities, net of provision for losses		0	0
Other financial assets	[4]	0	0
Total financial assets		9,951,314	18,074,456
Liabilities
Deposits from banks		0	0
Deposits from customers	[5]	0	0
Funds from issuance of securities		0	0
Subordinated debt		9,559,967	9,254,743
Other financial liabilities	[6]	0	0
Financial liabilities at fair value through profit or loss		0	0
Provision for Expected Credit Loss
Loan Commitments		0	0
Financial guarantees		0	0
Insurance technical provisions and pension plans	[5]	0	0
Total financial liabilities		R$ 9,559,967	R$ 9,254,743

[1]	In 2019 and 2018, no reclassifications were made of Financial Assets at fair value through profit or loss for other categories of financial assets.
[2]	In June 2018, Management decided to reclassify the Securities measured at fair value through other comprehensive income to be measured at amortized cost, in the amount of R$17,022,922 thousand. This reclassification was the result of the alignment of risk and capital management. Without considering this reclassification of the securities it would have been recognized in other comprehensive income fair value changes in the amount of R$(297,343) thousand.
[3]	Amounts of loans and receivables are presented net of the provision for impairment losses.
[4]	Includes mainly foreign exchange transactions, debtors for guarantee deposits and negotiation and intermediation of securities;
[5]	Demand and savings deposits and Technical provisions for insurance and pension plans comprising VGBL and PGBL products are classified as up to 30 days, without considering average historical turnover;
[6]	Includes mainly credit card transactions, foreign exchange transactions, negotiation and intermediation of securities, finance lease and capitalization bonds.